THE ADVISORS' INNER CIRCLE FUND II

                      CHAMPLAIN MID CAP FUND (THE "FUND")
                             ADVISOR SHARES (CIPMX)
                          INSTITUTIONAL SHARES (CIPIX)

                       SUPPLEMENT DATED SEPTEMBER 5, 2017
                   TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
    STATEMENT OF ADDITIONAL INFORMATION (THE "SAI") DATED NOVEMBER 28, 2016

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SUMMARY PROSPECTUS, PROSPECTUS AND SAI, AND SHOULD BE READ IN
          CONJUNCTION WITH THE SUMMARY PROPSECTUS, PROSPECTUS AND SAI.

Effective October 1, 2017, the Fund will be closed to new investors. As of October 1, 2017, shares of the Fund may be purchased only by existing fund shareholders, qualified retirement plans and fee-based advisory programs with centralized investment discretion that have selected the Fund as an investment option prior to October 1, 2017. The Fund reserves the right to permit additional investments on a case-by-case basis as deemed appropriate by and in the sole discretion of Champlain Investment Partners, LLC, the Fund's adviser (the "Adviser").


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CSC-SK-013-0100